Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account	$276,057,966	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$16,100,000	$—	$—
Derivative warrant liabilities - Private Placement Warrants	$—	$—	$9,224,530
Convertible note – related party	$—	$—	$1,152,680

Schedule of quantitative information regarding and derivative warrant liabilities measured Level 3 fair value measurements inputs
The following table provides quantitative information
regarding
Level 3 fair value measurements inputs used in the valuation of the derivative warrant liabilities at their measurement dates:

As of December 31, 2021

Option term (in years)	5.09
Stock price	$9.95
Volatility	24.2%
Risk-free interest rate	1.26%
Expected dividends	0.00%
The change in the fair value of the derivative warrant
liabilities
measured using Level 3 inputs for the year ended December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	22,148,000
Transfer of Public Warrants to Level 1 measurement	(14,628,000)
Change in fair value of derivative warrant liabilities	3,176,530

Derivative warrant liabilities at December 31, 2021	$10,696,530

The

following table provides quantitative information regarding Level 3 fair value measurements inputs used by the estimated fair value of warrants that may be issued upon conversion of the Convertible Note at their measurement dates:

As of December 31, 2021

Option term (in years)	0.09
Stock price	$1.84
Volatility	72.1%
Risk-free interest rate	0.06%
Expected dividends	0.00%
The change in the fair value of the convertible note – related party measured with Level 3 inputs for year ended December 31, 2021 is summarized as follows:

Fair Value at January 1, 2021	$—
Initial fair value of convertible note - related party	944,694
Change in fair value of convertible note - related party	207,986

Fair Value of convertible note - related party, December 31, 2021	$1,152,680